Munder Growth Opportunities Fund
Summary Dated January 24, 2014

CLASS A SHARES (MNNAX)	CLASS B SHARES (MNNBX)	CLASS C SHARES (MNNCX)
CLASS R SHARES (MNNRX)	CLASS Y SHARES (MNNYX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund online at www.munder.com/Individual-Investors/Forms-&-Literature/Prospectuses-&-Reports.  You can also get this information free by calling 1-800-468-6337 or by sending an e-mail to fundcontact@munder.com.  The Fund’s Prospectus and Statement of Additional Information, each dated October 29, 2013, as supplemented, are incorporated by reference into (and are considered part of) this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide long-term capital appreciation.

FEES & EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 9 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 56 of the Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A Shares	Class B Shares	Class C Shares	Class R Shares		Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.5%(a)	None	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None(b)	5%(c)	1%(d)	None		None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares	Class B Shares	Class C Shares	Class R Shares		Class Y Shares
Management Fees	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50	%(e)	0.00%
Other Expenses	0.68%	0.68%	0.68%	0.68%		0.68%
Total Annual Fund Operating Expenses	1.68%	2.43%	2.43%	1.93%		1.43%

(a) The sales charge declines as the amount invested increases.

(b) A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(c) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.

(d) A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.

(e) Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares
1 Year	$711	$746	$346	$196	$146
3 Years	$1,050	$1,058	$758	$606	$453
5 Years	$1,412	$1,496	$1,296	$1,042	$782
10 Years	$2,428	$2,581	$2,766	$2,254	$1,714

You would pay the following expenses if you did not redeem your shares:

	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Y Shares
1 Year	$711	$246	$246	$196	$146
3 Years	$1,050	$758	$758	$606	$453
5 Years	$1,412	$1,296	$1,296	$1,042	$782
10 Years	$2,428	$2,581	$2,766	$2,254	$1,714

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The advisor pursues long-term capital appreciation in the Fund by identifying secular growth trends and investing in equity securities (i.e., common stocks, preferred stocks, depositary receipts, convertible securities and rights and warrants) of companies the advisor believes will benefit from these trends.

In selecting individual securities for the Fund, the advisor employs a bottom-up analysis, which involves a thorough review of a company’s products and services, competitive positioning, balance sheet and financial stability.  In addition, in selecting securities for the Fund, the advisor attempts to identify and evaluate underlying growth drivers for each company and to arrive at a projected fair value for the company’s equity securities.

The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.  As a result of the foregoing policy, the Fund is expected to have a significant portion of its assets invested in companies in the information technology sector.

In addition, as a result of the Fund’s focus on secular growth trends, a significant portion of the Fund’s assets may be invested in other sectors, industries and types of companies that the advisor believes have significant growth opportunities and exhibit attractive long-term growth characteristics.

Although the Fund will be invested primarily in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities, including emerging market country securities. There is no limit on the market capitalization in which the Fund may invest; therefore, the Fund’s investments may include small-, mid- and large-capitalization companies.

From time to time, the advisor may use exchange-traded funds (ETFs) to manage cash.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market. The advisor’s investment strategy seeks to control risk by adhering to portfolio constraints relative to the Fund’s benchmark. As a result, the Fund may be particularly susceptible to a general decline in the large-capitalization growth sector of the U.S. stock market.

Growth Investing Risk

The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

Sector/Industry Concentration Risk

A significant amount of the Fund’s assets is likely to be invested in the information technology sector. When the Fund focuses its investments in a sector or industry, it is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting that sector or industry.  Additionally, the Fund’s performance may be more volatile when the Fund’s investments are concentrated in a particular sector or industry.

Information Technology Sector Investing Risk

Information technology companies tend to significantly rely on technological events or advances in their product development, production or operations.  The value of these companies, therefore, is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Further, information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Internet-Related Investing Risk

Internet-related companies are primarily companies within the information technology sector and, therefore, are subject to the risks associated with investing in that sector.  The value of Internet-related companies in other economic sectors (e.g., the Internet & catalog retail industry) is also susceptible to changes in factors affecting competition, such as the overall health of the economy, consumer confidence and spending, changes in demographics and consumer tastes, and interest rates.

Smaller Company Stock Risk

Small or medium-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions.  Prices of small or medium-sized companies tend to be more volatile than those of larger companies and small or medium-sized issuers may be subject to greater degrees of changes in their earnings and prospects.  Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Foreign Securities Risk

Foreign securities, particularly those from emerging market countries, tend to be more volatile and less liquid than U.S. securities.  Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded. In addition to foreign securities, the Fund may be exposed to foreign markets as a result of the Fund’s investments in U.S. companies that have international exposure.

ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

PERFORMANCE

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year over the past ten years and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of two broad-based securities market indices. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munder.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund’s least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.

TOTAL RETURN (%)

per calendar year

YTD through 9/30/13:	17.64%
Best Quarter:	37.04%	(quarter ended 6/30/03)
Worst Quarter:	-24.68%	(quarter ended 12/31/08)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2012 (including maximum sales charges)	1 Year %	5 Years %	10 Years %	Since Inception %
CLASS Y (Inception 6/1/98)
Return Before Taxes	12.76	4.56	11.83	4.31
Return After Taxes on Distributions	12.76	4.41	11.75	4.21
Return After Taxes on Distributions and Sale of Fund Shares	8.29	3.91	10.64	3.78
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	15.26	3.12	7.52	2.80
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10	3.73
CLASS A (Inception 8/19/96)
Return Before Taxes	6.32	3.13	10.93	7.80
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	15.26	3.12	7.52	5.82
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10	6.83
CLASS B (Inception 6/1/98)
Return Before Taxes	6.60	3.17	10.89	3.62
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	15.26	3.12	7.52	2.80
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10	3.73
CLASS C (Inception 11/3/98)
Return Before Taxes	10.60	3.51	10.73	2.58
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	15.26	3.12	7.52	2.59
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10	3.74
CLASS R (Inception 7/29/04)
Return Before Taxes	12.18	4.04	—	7.55
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26	3.12	—	6.07
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	—	5.29

The index returns from inception for Class Y, A, B, C and R shares are as of 6/1/98, 9/1/96, 6/1/98, 11/1/98 and 8/1/04, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns of the Class A, B, C and R shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

MANAGEMENT

Munder Capital Management (MCM) is the investment advisor of the Fund. The following individuals make up the Fund’s portfolio management team:

•                  Michael P. Gura, CFA, Senior Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since 2010.

•                  Mark A. Lebovitz, CFA, Senior Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since 2005.

•                  Kenneth A. Smith, CFA, Senior Portfolio Manager of MCM, has been a member of the Fund’s portfolio management team since 1999.

Mr. Smith makes the final investment decisions for the Fund.

PURCHASES AND SALES OF FUND SHARES

Please consult the Prospectus for eligibility requirements.  The following table illustrates the minimum investment requirements for each class of the Fund’s shares:

Class A, B and C Shares	Class R Shares	Class Y Shares

$2,500 initial minimum; subsequent investments of less than $50 per Fund for all account types may be refused; no minimum for certain retirement plans and approved fee-based advisory program and similar accounts

	No minimum investment requirement	$1 million; no minimum for eligible retirement plans or similar group accounts, certain fee-based advisory programs, certain bank trust accounts and certain MCM/Fund-related parties

Class B shares are closed to new investors and accounts and additional purchases by existing Class B shareholders other than pursuant to an exchange or a distribution reinvestment.  Any purchase orders for Class B shares of the Fund (other than an exchange or a distribution reinvestment) will automatically be invested in Class A shares of the Fund subject to the front-end sales charge that generally applies to Class A shares.

Shares of the Fund are redeemable.  You may sell shares of the Fund by contacting your broker, financial intermediary or other financial institution, by mail, by telephone or through the Internet on any day on which the Fund is open for business.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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